Income Taxes - Schedule of Disclosure of Carryforward Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 231	$ 188		$ 743
Corporate Tax	(885)	265	$ (1,020)
Corporate Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	58
Investment Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	478	843
Capital Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	39	150
U.S./Cayman Islands | U.S. Gross Operating Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
U.S. Gross Operating Loss Carryforwards	6,665	5,724
U.S. Gross Operating Loss Carryforwards, Expired	4,227
California | U.S. Gross Operating Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
U.S. Gross Operating Loss Carryforwards	944	821
Other States | U.S. Gross Operating Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
U.S. Gross Operating Loss Carryforwards	904	888
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate Tax	937	990
Trade Tax	$ 658	$ 724